John Hancock Dynamic Municipal Bond ETF Investment Strategy - John Hancock Dynamic Municipal Bond ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index. Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal bonds of any maturity. The fund primarily invests in bonds that are investment grade when purchased, but the fund may also invest up to 20% of its net assets in non-investment grade bonds rated BB or lower by S&P Global Ratings (S&P), Fitch Ratings (Fitch), or Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or unrated equivalents (also called junk bonds). The fund may invest in other fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase. The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the effect of falling interest rates on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors. Investments in bonds subject to the AMT will be counted toward the fund’s 80% investment policy. The fund may buy bonds of any maturity or duration. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market. There is no guarantee that the manager will be able to implement these strategies effectively and the strategies may have a more significant impact on the fund's performance before it achieves scale. The fund may invest heavily in bonds from any given state or region, and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions. Due to the nature of certain of the fund’s investments, the fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities.